Earnings per share - Narrative (Details) - shares	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Ordinary shares | Global Blue Management Incentive Plan
Earnings per share [line items]
Potentially dilutive instruments not included in diluted earnings per share (in shares)	8,000,000.0	10,100,000	8,000,000.0	10,100,000
Warrants
Earnings per share [line items]
Potentially dilutive instruments not included in diluted earnings per share (in shares)			30,735,950	30,735,950